united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-493-3313

Date of fiscal year end: 4/30

Date of reporting period: 1/31/18

Item 1. Schedule of Investments.

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Global Aggressive Equity Fund (Unaudited)
January 31, 2018
	Shares	Fair Value
Equity Funds - 97.99%
Alternative - 2.31%
JPMorgan Diversified Alternatives ETF *	160,000	$4,190,400

Commodities - 0.78%
PowerShares DB Agriculture Fund * +	75,000	1,412,250

Developed International - 24.83%
First Trust Dorsey Wright International Focus 5 ETF +	363,000	8,624,880
iShares Currency Hedged MSCI Japan ETF +	214,000	7,271,720
iShares Edge MSCI International Value Factor ETF + ^	293,000	8,139,247
iShares MSCI Australia ETF	164,500	3,910,165
iShares MSCI Austria ETF +	142,000	3,798,500
iShares MSCI Europe Financials ETF	200,000	5,066,000
WisdomTree Europe SmallCap Dividend Fund +	113,000	8,341,660
		45,152,172
Emerging Markets - 10.53%
Hartford Multifactor Emerging Markets ETF + ^	138,000	3,799,140
iShares MSCI All Country Asia ex Japan ETF	106,000	8,668,680
iShares MSCI India ETF +	63,304	2,358,074
SPDR S&P Emerging Asia Pacific ETF +	38,000	4,311,480
		19,137,374
Global - 5.89%
Cambria Global Value ETF	197,100	5,510,916
Davis Select World Opportunities ETF +	185,000	5,204,050
		10,714,966
Large Cap Core - 16.88%
First Trust NASDAQ Technology Dividend Index Fund	253,000	9,406,540
VanEck Vectors Morningstar Wide Moat ETF +	271,000	12,438,900
VanEck Vectors Pharmaceutical ETF +	144,000	8,854,560
		30,700,000
Large Cap Growth - 9.49%
Fidelity Momentum Factor ETF + ^	153,000	5,085,720
iShares PHLX Semiconductor ETF +	44,000	8,116,680
VanEck Vectors Retail ETF + ^	40,000	4,059,600
		17,262,000
Large Cap Value - 11.29%
Fidelity Value Factor ETF + ^	148,000	5,092,680
iShares U.S. Financial Services ETF +	70,000	9,778,300
John Hancock Multifactor Consumer Staples ETF + ^	200,000	5,664,000
		20,534,980
Small/Mid Cap Growth - 5.60%
First Trust US Equity Opportunities ETF +	53,000	3,854,690
iShares Nasdaq Biotechnology ETF +	55,500	6,331,440
		10,186,130
Small/Mid Cap Value - 10.39%
First Trust Energy AlphaDEX Fund +	350,000	5,306,000
Guggenheim MSCI Global Timber +	102,000	3,390,480
Guggenheim Solar ETF +	22,000	551,320
iShares U.S. Insurance ETF	109,500	7,440,525
US Global Jets ETF +	67,000	2,206,310
		18,894,635

Total Equity Funds (cost $134,605,065)		178,184,907

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Global Aggressive Equity Fund (Unaudited) (Continued)
January 31, 2018
	Shares	Fair Value
Money Market Fund - 2.06%
Short-Term Cash - 2.06%
Federated Prime Cash Obligations Fund Institutional Class, 1.19% **	3,755,069	$3,755,069
Total Money Market Fund (cost $3,755,069)		3,755,069

Collateral for Securities Loaned - 25.84%
Milestone Treasury Obligations Fund Institutional Class, 1.13% ** ^	44,605,303	44,605,303
U.S. TIP Notes/Bonds, 0.125% - 0.750%, 4/15/2018 - 2/15/2045	169,319	175,368
U.S. Treasury Notes/Bonds, 0.875% - 5.375%, 12/31/2018 - 5/15/2046	2,280,699	2,203,791
Total Collateral for Securities Loaned (cost $46,984,462)		46,984,462

Total Investments (cost $185,344,596) (a) - 125.89%		$228,924,438
Liabilities Less Other Assets - Net - (25.89)%		(47,079,571)
NET ASSETS - 100.00%		$181,844,867

+ All or a portion of this security is on loan. Total loaned securities had a value of $45,976,211 at January 31, 2018.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2018.
^ Affiliated issuer.

DB - Deutsche Bank
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
PHLX - Philadelphia Stock Exchange
SPDR - Standard & Poor's Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$185,874,942 and differs from fair value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized Appreciation:	$43,049,496
	Unrealized Depreciation:	-
	Net Unrealized Appreciation:	$43,049,496

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Global Diversified Equity Fund (Unaudited)
January 31, 2018
	Shares	Fair Value
Equity Funds - 99.36%
Commodities - 6.06%
PowerShares DB Agriculture Fund * +	740,000	$13,934,200
PowerShares DB Commodity Index Tracking Fund *	874,000	14,945,400
Teucrium Corn Fund * +	40,000	686,000
		29,565,600
Developed International - 29.42%
iShares MSCI EAFE Value ETF +	385,952	22,524,159
iShares MSCI Europe Financials ETF +	365,000	9,245,450
iShares MSCI Spain ETF +	147,000	5,234,670
JPMorgan Diversified Return International Equity ETF +	650,000	40,417,000
PowerShares International Dividend Achievers Portfolio +	700,000	11,907,000
SPDR MSCI Canada StrategicFactors ETF ^	100,000	6,190,990
Vanguard FTSE Europe ETF +	440,000	27,491,200
Vanguard FTSE Pacific ETF +	269,000	20,540,840
		143,551,309
Emerging Markets - 23.66%
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	514,000	19,845,540
iShares MSCI Russia ETF	147,500	5,541,575
Schwab Fundamental Emerging Markets Large Company Index ETF +	574,700	18,672,003
SPDR S&P Emerging Asia Pacific ETF +	198,000	22,465,080
SPDR S&P Emerging Markets Dividend ETF + ^	1,375,000	48,895,000
		115,419,198
Global - 5.87%
Cambria Global Value ETF	28,000	782,880
iShares Global Healthcare ETF +	234,000	27,836,640
		28,619,520
Large Cap Core - 17.72%
Davis Select Financial ETF + ^	775,000	19,669,500
ERShares Entrepreneur 30 ETF	50,000	848,500
iShares Edge MSCI USA Momentum Factor ETF +	220,521	24,612,349
SPDR SSGA Gender Diversity Index ETF + ^	257,000	19,029,000
Vanguard Dividend Appreciation ETF +	208,016	22,288,914
		86,448,263
Large Cap Growth - 11.89%
Fidelity MSCI Information Technology Index ETF +	71,000	3,815,540
iShares Edge MSCI USA Quality Factor ETF	442,557	38,365,266
SPDR MFS Systematic Growth Equity ETF + ^	150,000	12,747,000
SPDR Technology Select Sector Fund	45,000	3,080,250
		58,008,056
Large Cap Value - 3.45%
iShares Edge MSCI USA Value Factor ETF	100,000	8,727,000
SPDR S&P Global Natural Resources ETF +	157,500	8,127,000
		16,854,000
Real Estate - 1.29%
FlexShares Global Quality Real Estate Index Fund +	100,000	6,318,000

Total Equity Funds (cost $374,205,929)		484,783,946

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Global Diversified Equity Fund (Unaudited) (Continued)
January 31, 2018
	Shares	Fair Value
Money Market Fund - 0.53%
Short-Term Cash - 0.53%
Federated Prime Cash Obligations Fund Institutional Class, 1.19% **	2,604,039	$2,604,039
Total Money Market Fund (cost $2,604,039)		2,604,039

Collateral for Securities Loaned - 10.68%
Dreyfus Government Cash Management Institutional Class, 1.21% **	6,800,624	6,800,624
Milestone Treasury Obligations Fund Institutional Class, 1.13% ** ^	45,300,000	45,300,000
Total Collateral for Securities Loaned (cost $52,100,624)		52,100,624

Total Investments (cost $428,910,592) (a) - 110.57%		$539,488,609
Liabilities Less Other Assets - Net - (10.57)%		(51,569,213)
NET ASSETS - 100.00%		$487,919,396

+ All or a portion of this security is on loan. Total loaned securities had a value of $50,985,783 at January 31, 2018.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2018.
^ Affiliated issuer.

DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MFS - Massachusetts Financial Services Co.
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poor's Depositary Receipts
SSGA - State Street Global Advisors

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$431,294,289 and differs from fair value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized Appreciation:	$108,589,437
	Unrealized Depreciation:	(395,117)
	Net Unrealized Appreciation:	$108,194,320

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Growth and Income Fund (Unaudited)
January 31, 2018
	Shares	Fair Value
Bond Funds - 44.43%
High Yield Bonds - 1.66%
SPDR Blackstone / GSO Senior Loan ETF	110,000	$5,241,500
VanEck Vectors High-Yield Municipal Index ETF +	87,772	2,734,976
		7,976,476
Intermediate/Long-Term Bonds - 34.29%
Fidelity Total Bond ETF + ^	489,963	24,349,397
First Trust TCW Opportunistic Fixed Income ETF +	205,000	10,270,500
iShares 3-7 Year Treasury Bond ETF	95,000	11,463,650
iShares 7-10 Year Treasury Bond ETF	65,000	6,714,500
iShares TIPS Bond ETF +	409,400	46,307,234
PIMCO Active Bond ETF +	343,114	36,061,281
SPDR Doubleline Total Return Tactical ETF	611,922	29,470,164
		164,636,726
International Bond - 1.18%
PowerShares Emerging Markets Sovereign Debt Portfolio +	193,829	5,661,745

Short-Term Bonds - 7.30%
PIMCO Enhanced Short Maturity Active ETF +	344,557	35,044,892

Total Bond Funds (cost $214,363,792)		213,319,839

Equity Funds - 52.24%
Alternative - 1.64%
JPMorgan Diversified Alternatives ETF +	300,000	7,857,000

Balanced - 0.25%
PowerShares CEF Income Composite Portfolio	50,000	1,182,500

Commoditities - 5.39%
PowerShares DB Agriculture Fund * +	250,000	4,707,500
PowerShares DB Commodity Index Tracking Fund *	1,237,500	21,161,250
		25,868,750
Developed International - 12.84%
Goldman Sachs ActiveBeta International Equity ETF +	300,000	9,432,000
iShares Edge MSCI Min Vol EAFE ETF	43,473	3,274,821
iShares MSCI EAFE Value ETF	275,000	16,049,000
iShares MSCI Europe Financials ETF	259,000	6,560,470
iShares MSCI Pacific ex Japan ETF +	248,000	12,285,920
Vanguard FTSE Europe ETF	225,000	14,058,000
		61,660,211
Emerging Markets - 8.24%
iShares Core MSCI Emerging Markets ETF	175,200	10,764,288
iShares MSCI Mexico ETF +	21,000	1,115,310
iShares MSCI Russia ETF	75,000	2,817,750
Morgan Stanley China A Share Fund, Inc. +	172,308	4,559,270
PowerShares FTSE RAFI Emerging Markets Portfolio +	772,800	19,188,624
SPDR S&P Emerging Asia Pacific ETF +	10,000	1,134,600
		39,579,842
Global - 5.76%
FlexShares Global Upstream Natural Resources Index Fund +	470,000	16,318,400
Global X Uranium ETF +	150,084	2,116,184
iShares Global Healthcare ETF +	77,500	9,219,400
		27,653,984
Large Cap Core - 4.18%
iShares Edge MSCI USA Momentum Factor ETF +	180,000	20,089,800

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Growth and Income Fund (Unaudited) (Continued)
January 31, 2018
	Shares	Fair Value
Large Cap Growth - 3.57%
iShares Edge MSCI USA Quality Factor ETF +	197,613	$17,131,071

Large Cap Value - 7.94%
iShares Edge MSCI USA Value Factor ETF	365,000	31,853,550
SPDR Financial Select Sector Fund	210,607	6,263,452
		38,117,002
Real Estate - 0.46%
FlexShares Global Quality Real Estate Index Fund	35,000	2,211,300

Small/Mid Cap Core - 0.80%
Schwab Fundamental U.S. Small Company Index ETF +	100,000	3,868,000

Small/Mid Cap Value - 1.17%
Guggenheim Solar ETF +	224,093	5,615,771

Total Equity Funds (cost $199,975,052)		250,835,231

Money Market Fund - 3.60%
Short-Term Cash - 3.60%
Federated Prime Cash Obligations Fund Institutional Class, 1.19% **	17,291,621	17,291,621
Total Money Market Fund (cost $17,291,621)		17,291,621

Collateral for Securities Loaned - 7.05%
Dreyfus Government Cash Management Institutional Class, 1.21% **	3,331,839	3,331,839
Milestone Treasury Obligations Fund Institutional Class, 1.13% ** ^	30,500,000	30,500,000
Total Collateral for Securities Loaned (cost $33,831,839)		33,831,839

Total Investments (cost $465,462,304) (a) - 107.32%		$515,278,530
Liabilities Less Other Assets - Net - (7.32)%		(35,124,009)
NET ASSETS - 100.00%		$480,154,521

+ All or a portion of this security is on loan. Total loaned securities had a value of $33,072,550 at January 31, 2018.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2018.
^ Affiliated issuer.

CEF - Closed End Fund
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
RAFI - Research Affiliates
SPDR - Standard & Poor's Depositary Receipts
TIPS - Treasury Inflation-Protected Securities

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$466,444,469 and differs from fair value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized Appreciation:	$50,445,026
	Unrealized Depreciation:	(1,610,965)
	Net Unrealized Appreciation:	$48,834,061

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Flexible Income Fund (Unaudited)
January 31, 2018
	Shares	Fair Value
Bond Funds - 85.14%
High Yield Bonds - 15.62%
BlackRock Corporate High Yield Fund, Inc.	78,416	$852,382
iShares iBoxx $ High Yield Corporate Bond ETF +	74,080	6,467,184
PIMCO 0-5 Year High Yield Corporate Bond Index ETF +	56,295	5,693,113
PowerShares Senior Loan Portfolio +	413,550	9,606,767
SPDR Blackstone / GSO Senior Loan ETF	127,316	6,066,607
SPDR Bloomberg Barclays Short Term High Yield Bond ETF +	216,775	6,013,338
VanEck Vectors High-Yield Municipal Index ETF +	80,755	2,516,326
		37,215,717
Intermediate/Long-Term Bonds - 44.97%
iShares 3-7 Year Treasury Bond ETF +	76,200	9,195,054
iShares 7-10 Year Treasury Bond ETF +	32,000	3,305,600
iShares 20+ Year Treasury Bond ETF +	37,500	4,602,375
iShares Core U.S. Aggregate Bond ETF +	115,626	12,499,171
iShares Intermediate Credit Bond ETF +	90,380	9,793,577
iShares National Muni Bond ETF +	31,275	3,423,674
iShares TIPS Bond ETF	105,048	11,881,979
iShares US Credit Bond ETF	33,450	3,712,615
NuShares Enhanced Yield US Aggregate Bond ETF +	66,400	1,607,989
PIMCO Active Bond ETF	59,909	6,296,436
SPDR Doubleline Total Return Tactical ETF	377,519	18,181,315
Vanguard Intermediate-Term Corporate Bond ETF	109,483	9,457,142
Vanguard Mortgage-Backed Securities ETF	41,000	2,125,850
Vanguard Total Bond Market ETF +	137,385	11,067,736
		107,150,513
International Bond - 5.05%
iShares JP Morgan EM Local Currency Bond ETF * +	27,400	1,379,042
iShares JP Morgan USD Emerging Markets Bond ETF	40,350	4,654,776
PowerShares Emerging Markets Sovereign Debt Portfolio	205,271	5,995,966
		12,029,784
Preferred Security - 1.91%
iShares US Preferred Stock ETF +	86,775	3,264,475
PowerShares Preferred Portfolio +	88,700	1,282,602
		4,547,077
Short-Term Bonds - 17.59%
iShares 1-3 Year Treasury Bond ETF	146,115	12,216,675
Janus Henderson Short Duration Income ETF	154,000	7,735,420
PIMCO Enhanced Short Maturity Active ETF	215,922	21,961,427
		41,913,522

Total Bond Funds (cost $204,680,106)		202,856,613

Equity Funds - 8.70%
Commodities - 0.65%
United States Commodity Index Fund * +	35,500	1,541,055

Developed International - 0.78%
iShares MSCI EAFE ETF	12,500	923,000
iShares MSCI EAFE Value ETF +	16,000	933,760
		1,856,760
Emerging Markets - 1.19%
Vanguard FTSE Emerging Markets ETF	57,000	2,840,880

Large Cap Core - 2.04%
iShares Core S&P 500 ETF +	17,160	4,876,014

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Flexible Income Fund (Unaudited) (Continued)
January 31, 2018
	Shares	Fair Value
Large Cap Growth - 0.25%
Vanguard Growth ETF +	4,000	$601,000

Large Cap Value - 2.80%
Fidelity MSCI Financials Index ETF +	62,000	2,671,580
SPDR Financial Select Sector Fund	19,200	571,008
Vanguard High Dividend Yield ETF	17,000	1,515,550
Vanguard Value ETF +	17,105	1,904,300
		6,662,438
Small/Mid Cap Core - 0.51%
Royce Value Trust, Inc. +	73,613	1,220,503

Small/Mid Cap Value - 0.48%
Alerian MLP ETF +	99,500	1,134,300

Total Equity Funds (cost $16,711,902)		20,732,950

	Principal ($)
U.S. Government and Agency Obligations - 2.53%
Fannie Mae Pool, 3.50%, due 12/1/2030	$189,305	192,617
Fannie Mae Pool, 3.50%, due 7/1/2032	407,561	416,471
Fannie Mae Pool, 4.00%, due 2/1/2040	222,677	231,502
Fannie Mae Pool, 4.00%, due 10/1/2040	179,000	185,875
Fannie Mae Pool, 4.00%, due 6/1/2041	356,558	370,127
Fannie Mae Pool, 4.00%, due 9/1/2041	388,245	402,985
Fannie Mae Pool, 4.00%, due 12/1/2041	243,700	252,974
Fannie Mae Pool, 5.00%, due 11/1/2039	215,786	234,255
Fannie Mae Pool, 5.00%, due 2/1/2040	300,273	323,354
Fannie Mae Pool, 5.50%, due 12/1/2039	134,497	147,557
Fannie Mae Pool, 5.50%, due 4/1/2040	156,790	171,410
Fannie Mae Pool, 6.00%, due 12/1/2035	209,909	237,381
Fannie Mae Pool, 6.00%, due 12/1/2038	70,357	78,395
Federal Home Loan Mortgage Corp., 2.00%, due 3/12/2020	1,000,000	995,918
Federal National Mortgage Association, 2.00%, due 8/28/2020	1,000,000	994,235
Freddie Mac Gold Pool, 4.50%, due 2/1/2041	230,598	244,003
Freddie Mac Gold Pool, 5.50%, due 6/1/2034	169,448	186,484
Freddie Mac Gold Pool, 6.00%, due 5/1/2037	61,367	68,796
Freddie Mac Gold Pool, 6.50%, due 4/1/2039	81,661	90,565
Government National Mortgage Association, 3.50%, due 7/16/2039	78,764	79,141
Government National Mortgage Association, 4.00%, due 2/20/2039	125,332	128,036
Total U.S. Government and Agency Obligations (cost $6,025,011)		6,032,081

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Flexible Income Fund (Unaudited) (Continued)
January 31, 2018
	Shares	Fair Value
Money Market Fund - 4.00%
Short-Term Cash - 4.00%
Federated Prime Cash Obligations Fund Institutional Class, 1.19% **	9,536,088	$9,536,088
Total Money Market Fund (cost $9,536,088)		9,536,088

Collateral for Securities Loaned - 17.17%
Dreyfus Government Cash Management Institutional Class, 1.21% **	2,306,449	2,306,449
Milestone Treasury Obligations Fund Institutional Class, 1.13% ** ^	28,000,000	28,000,000
U.S. TIP Notes/Bonds, 0.125% - 2.375%, 4/15/2019 - 2/15/2046	1,514,426	1,642,386
U.S. Treasury Bill, 3/1/2018 - 7/26/2018	256,670	254,992
U.S. Treasury Bond Strip 11/15/2025	9,810	7,916
U.S. Treasury Notes/Bonds, 0.125% - 6.625%, 2/28/2018 - 11/15/2046	8,896,921	8,692,800
Total Collateral for Securities Loaned (cost $40,904,543)		40,904,543

Total Investments (cost $277,857,650) (a) - 117.54%		$280,062,275
Liabilities Less Other Assets - Net - (17.54)%		(41,796,955)
NET ASSETS - 100.00%		$238,265,320

+ All or a portion of this security is on loan. Total loaned securities had a value of $40,027,202 at January 31, 2018.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2018.
^ Affiliated issuer.

EAFE - Europe, Australasia, Far East
EM - Emerging Markets
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MLP - Master Limited Partnership
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poor's Depositary Receipts
TIPS - Treasury Inflation-Protected Security

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$277,589,590 and differs from fair value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized Appreciation:	$5,826,215
	Unrealized Depreciation:	(3,353,530)
	Net Unrealized Appreciation:	$2,472,685

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS International Equity Fund (Unaudited)
January 31, 2018
	Shares	Fair Value
Equity Funds - 99.12%
Developed International - 55.75%
iShares Edge MSCI International Momentum Factor ETF ^	248,900	$8,056,769
iShares MSCI Australia ETF	114,700	2,726,419
iShares MSCI Denmark ETF	15,000	1,045,875
iShares MSCI EAFE Value ETF +	135,000	7,878,600
iShares MSCI Italy ETF +	77,600	2,621,328
iShares MSCI Spain ETF +	75,500	2,688,555
iShares MSCI Sweden ETF +	23,000	828,460
iShares MSCI Switzerland ETF +	24,500	910,665
iShares MSCI United Kingdom ETF +	29,500	1,096,220
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio +	41,500	1,986,190
		29,839,081
Emerging Markets - 43.37%
iShares Edge MSCI Min Vol Emerging Markets ETF +	23,500	1,515,045
iShares MSCI Chile ETF +	48,900	2,736,444
iShares MSCI Indonesia ETF +	69,000	2,055,510
iShares MSCI Malaysia ETF +	67,600	2,407,236
iShares MSCI Mexico ETF +	18,300	971,913
iShares MSCI Taiwan ETF +	69,500	2,685,480
PowerShares DWA Emerging Markets Momentum Portfolio +	360,500	7,869,715
Schwab Fundamental Emerging Markets Large Company Index ETF	46,800	1,520,532
SPDR S&P China ETF +	5,900	712,189
VanEck Vectors Russia ETF	31,500	739,935
		23,213,999

Total Equity Funds (cost $46,580,355)		53,053,080

Money Market Fund - 0.19%
Short-Term Cash - 0.19%
Federated Prime Cash Obligations Fund Institutional Class, 1.19% **	100,528	100,528
Total Money Market Fund (cost $100,528)		100,528

Collateral for Securities Loaned - 29.75%
Dreyfus Government Cash Management Institutional Class, 1.21% **	2,007,917	2,007,917
Milestone Treasury Obligations Fund Institutional Class, 1.13% ** ^	12,000,000	12,000,000
U.S. Treasury Bill, 2/22/2018 - 6/14/2018	502,773	501,256
U.S. Treasury Notes/Bonds, 0.075% - 6.000%, 8/15/2018 - 8/15/2046	1,419,294	1,417,192
Total Collateral for Securities Loaned (cost $15,926,365)		15,926,365

Total Investments (cost $62,607,248) (a) - 129.06%		$69,079,973
Liabilities Less Other Assets - Net - (29.06)%		(15,553,978)
NET ASSETS - 100.00%		$53,525,995

+ All or a portion of this security is on loan. Total loaned securities had a value of $15,461,826 at January 31, 2018.
* Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2018.
^ Affiliated issuer.

DWA - Dorsey, Wright & Associates, LLC
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
RAFI - Research Affiliates
SPDR - Standard & Poor's Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $62,609,988 and differs from fair value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized Appreciation:	$6,532,738
	Unrealized Depreciation:	(62,753)
	Net Unrealized Appreciation:	$6,469,985

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Shelter Fund (Unaudited)
January 31, 2018
	Shares	Fair Value
Equity Funds - 98.90%
Developed International - 20.11%
iShares Core MSCI EAFE ETF +	277,500	$19,294,575
iShares MSCI EAFE Value ETF	328,000	19,142,080
		38,436,655
Emerging Markets - 10.38%
iShares Core MSCI Emerging Markets ETF +	323,000	19,845,120

Global - 5.00%
iShares MSCI ACWI ETF +	125,500	9,563,100

Large Cap Core - 18.16%
Guggenheim S&P 500 Equal Weight ETF +	329,000	34,696,340

Large Cap Growth - 20.10%
iShares Edge MSCI USA Quality Factor ETF	443,000	38,403,670

Large Cap Value - 25.15%
Guggenheim S&P 500 Pure Value ETF	278,009	19,266,024
iShares Edge MSCI USA Value Factor ETF	330,000	28,799,100
		48,065,124

Total Equity Funds (cost $150,247,151)		189,010,009

Money Market Fund - 2.14%
Short-Term Cash - 2.14%
Federated Prime Cash Obligations Fund Institutional Class, 1.19% **	4,087,678	4,087,678
Total Money Market Fund (cost $4,087,678)		4,087,678

Collateral for Securities Loaned - 14.52%
Dreyfus Government Cash Management Institutional Class, 1.21% **	14,140,086	14,140,086
Milestone Treasury Obligations Fund Institutional Class, 1.13% ** ^	5,000,000	5,000,000
U.S. Treasury Bill, 2/22/2018 - 6/14/2018	2,256,661	2,249,853
U.S. Treasury Notes/Bonds, 0.750% - 6.000%, 8/15/2018 - 8/15/2046	6,370,414	6,360,964
Total Collateral for Securities Loaned (cost $27,750,903)		27,750,903

Total Investments (cost $182,085,732) (a) - 115.56%		$220,848,590
Liabilities Less Other Assets - Net - (15.56)%		(29,736,365)
NET ASSETS - 100.00%		$191,112,225

+ All or a portion of this security is on loan. Total loaned securities had a value of $26,746,271 at January 31, 2018.
* Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2018.

ACWI - All Country World Index
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$182,085,732 and differs from fair value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized Appreciation:		$38,762,858
Unrealized Depreciation:		-
Net Unrealized Appreciation:		$38,762,858

AdvisorOne Funds Quarterly Report

Schedule of Investments (Unaudited)
January 31, 2018

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds' calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

AdvisorOne Funds Quarterly Report

Schedule of Investments (Unaudited) (Continued)
January 31, 2018

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds' holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds

The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of January 31, 2018 in valuing the Funds' investments measured at fair value:

CLS Global Aggressive Equity
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$178,184,907	$-	$-	$178,184,907
Money Market Fund	3,755,069	-	-	3,755,069
Collateral for Securities Loaned	44,605,303	2,379,159	-	46,984,462
Total	$226,545,279	$2,379,159	$-	$228,924,438
CLS Global Diversified Equity
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$484,783,946	$-	$-	$484,783,946
Money Market Fund	2,604,039	-	-	2,604,039
Collateral for Securities Loaned	52,100,624	-	-	52,100,624
Total	$539,488,609	$-	$-	$539,488,609

AdvisorOne Funds Quarterly Report

Schedule of Investments (Unaudited) (Continued)
January 31, 2018
CLS Growth and Income
Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$213,319,839	$-	$-	$213,319,839
Equity Funds	250,835,231	-	-	250,835,231
Money Market Fund	17,291,621	-	-	17,291,621
Collateral for Securities Loaned	33,831,839	-	-	33,831,839
Total	$515,278,530	$-	$-	$515,278,530
CLS Flexible Income
Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$202,856,613	$-	$-	$202,856,613
Equity Funds	20,732,950	-	-	20,732,950
U.S. Government & Agency Obligations	-	6,032,081	-	6,032,081
Money Market Fund	9,536,088	-	-	9,536,088
Collateral for Securities Loaned	30,306,449	10,598,094	-	40,904,543
Total	$263,432,100	$16,630,175	$-	$280,062,275
CLS International Equity
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$53,053,080	$-	$-	$53,053,080
Money Market Fund	100,528	-	-	100,528
Collateral for Securities Loaned	14,007,917	1,918,448	-	15,926,365
Total	$67,161,525	$1,918,448	$-	$69,079,973
CLS Shelter
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$189,010,009	$-	$-	$189,010,009
Money Market Fund	4,087,678	-	-	4,087,678
Collateral for Securities Loaned	19,140,086	8,610,817	-	27,750,903
Total	$212,237,773	$8,610,817	$-	$220,848,590
The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the funds' policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

*Refer to the Portfolios of Investments for security classifications.

AdvisorOne Funds Quarterly Report

Schedule of Investments (Unaudited) (Continued)
January 31, 2018

Exchange Traded Funds
The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Securities Lending
CLS Global Aggressive Equity Fund, CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Flexible Income Fund, CLS International Equity Fund, and CLS Shelter Fund have entered into a securities lending arrangement with The Bank of New York Mellon (the “Lending Agent”). Under the terms of the agreement, the Funds are authorized to loan securities through the Lending Agent to approved third-party borrowers. In exchange, the Fund receives cash collateral in the amount of at least 102% of the value of the securities loaned. The value of securities loaned is disclosed in a footnote on the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

The Lending Agent may invest the cash collateral received in connection with securities lending transactions in the Milestone Treasury Obligations Fund. The Milestone Treasury Obligations Fund is deemed an affiliate of the Trust and is managed by CLS Investments, LLC. The Milestone Treasury Obligations Fund is registered under the 1940 Act as an open end investment company, is subject to Rule 2a-7 under the 1940 Act, which CLS may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Milestone Treasury Obligations Fund.

Securities Lending income is a portion of total investment income and may not continue in the future due to market conditions.

The following table provides information about the Funds' investment in the Milestone Treasury Obligations Fund for the period ended January 31, 2018:
Fund	Number of Shares Held Beginning of Period	Shares Bought	Shares Sold	Number of Shares Held End of Period	Value at End of Period
CLS Global Aggressive Equity	36,000,000	8,605,303	-	44,605,303	$44,605,303
CLS Global Diversified Equity	43,800,000	1,500,000	-	45,300,000	45,300,000
CLS Growth and Income	31,900,000	-	1,400,000	30,500,000	30,500,000
CLS Flexible Income	23,500,000	4,500,000	-	28,000,000	28,000,000
CLS International Equity	8,600,000	3,400,000	-	12,000,000	12,000,000
CLS Shelter	-	5,000,000	-	5,000,000	5,000,000

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/Ryan Beach

Ryan Beach, Principal Executive Officer/President

Date 3/23/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Ryan Beach

Ryan Beach, Principal Executive Officer /President

Date 3/23/18

By (Signature and Title)

/s/Daniel Applegarth

Daniel Applegarth, Principal Financial Officer/Treasurer

Date 3/23/18